UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item #1. Reports to Stockholders.

INDEX	B Riley Diversified Equity Fund

Semi-Annual Report to Shareholders

B. RILEY DIVERSIFIED EQUITY FUND

For the Six Months ended June 30, 2016
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA..

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of June30, 2016 and are subject to change at any time.

Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 98.54%

AEROSPACE & DEFENSE – 3.27%
Kratos Defense & Security Solutions Inc.*	31,463	$128,998

AUTO COMPONENTS – 1.89%
Stoneridge, Inc.*	5,000	74,700

COMMERCIAL SERVICES & SUPPORT – 3.27%
Viad Corp.	4,157	128,867

COMMUNICATIONS EQUIPMENT – 10.67%
Lumentum Holdings Inc.*	5,500	133,100
Oclaro Inc.*	30,270	147,718
ViaSat, Inc.*	1,962	140,087

		420,905

ELECTRONIC EQUIPMENT – 6.35%
Methode Electronics, Inc.	3,000	102,690
Vishay Precision Group, Inc.*	11,020	147,889

		250,579

INTERNET & CATALOG RETAIL – 3.18%
Nutrisystem, Inc.	4,940	125,278

INTERNET SOFTWARE & SERVICES – 13.60%
Autobytel Inc.*	9,891	137,188
Bazaarvoice Inc.*	41,350	165,814
United Online, Inc.*	21,203	233,233

		536,235

LEISURE PRODUCTS – 6.63%
Malibu Boats, Inc.*	10,000	120,800
Mattel, Inc.	4,500	140,805

		261,605

MEDIA – 7.39%
AMC Entertainment Holdings Inc.	5,458	150,695
DTS, Inc.*	5,320	140,714

		291,409

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS – continued
June 30, 2016
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – continued

MULTILINE RETAIL – 3.58%
J. C. Penney Company, Inc.*	15,891	$141,112

PHARMACEUTICALS – 2.81%
Prestige Brands Holdings, Inc.*	2,000	110,800

SEMICONDUCTOR – 10.52%
Intersil Corp.	10,456	141,574
ON Semiconductor Corp.*	15,205	134,108
Skyworks Solutions, Inc.	2,198	139,090

		414,772

SOFTWARE – 13.72%
NetScout Systems, Inc.*	5,521	122,842
Rovi Corp.*	8,899	139,180
Telenav Inc.*	26,910	137,241
Web.com Group Inc.*	7,810	141,986

		541,249

SPECIALTY RETAIL – 7.77%
Dick’s Sporting Goods, Inc.	3,219	145,048
Kirkland’s Inc.*	11,000	161,480

		306,528

TECHNOLOGY HARDWARE STORAGE – 3.89%
TransAct Technologies Inc.	19,102	153,198

TOTAL COMMON STOCKS		3,886,235

(Cost: $3,659,819 )

MONEY MARKET – 0.04%
Fidelity Money Market, 0.05%**	1,649	1,649

(Cost: $1,649)

NET INVESTMENTS IN SECURITIES – 98.58%
(Cost: $3,661,468)		3,887,884
Other assets, net of liabilities – 1.42%		56,121

NET ASSETS – 100.00%		$3,944,005

* Non-income producing
** Effective 7 day yield as of June 30, 2016

See Notes to Financial Statements.

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2016 (unaudited)

ASSETS
Investments at fair value (identified cost of $3,661,468) (Note 1)	$3,887,884
Dividends and interest receivable	416
Due from advisor	29,054
Prepaid expenses	34,548

TOTAL ASSETS	3,951,902

LIABILITIES
Accrued 12b-1 fees	68
Accrued administration, accounting and transfer agent fees	2,979
Accrued custody fees	4,539
Other accrued expenses	311

TOTAL LIABILITIES	7,897

NET ASSETS	$3,944,005

Net Assets Consist of:
Paid-in-capital applicable to 410,851 no par value shares of beneficial interest outstanding, unlimited shares authorized	$4,670,435
Accumulated net investment income (loss)	34,567
Accumulated net realized gain (loss) on investments	(987,413)
Net unrealized appreciation (depreciation) of investments	226,416

Net Assets	$3,944,005

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($3,918,323 / 408,163 shares outstanding)	$9.60

Class A
($25,682 / 2,688 shares outstanding)	$9.56

MAXIMUM OFFERING PRICE PER SHARE ($9.56 X 100 / 94.25)	$10.14

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENT OF OPERATIONS
June 30, 2016 (unaudited)

INVESTMENT INCOME
Dividends	$59,845
Interest	25

Total investment income	59,870

EXPENSES
Investment management fees (Note 2)	25,270
12B-1 and servicing fees Class A (Note 2)	32
Recordkeeping and administrative services (Note 2)	14,918
Accounting fees (Note 2)	12,432
Custody fees	6,346
Transfer agent fees (Note 2)	9,143
Professional fees	21,207
Filing and registration fees	3,394
Trustee fees	2,528
Compliance fees	3,450
Shareholder servicing and reports	21,504
Other	7,933

Total expenses	128,157
Fee waivers and reimbursed expenses (Note 2)	(102,854)

Net expenses	25,303

Net investment income (loss)	34,567

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(236,184)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	42,631

Net realized and unrealized gain (loss) on investments	(193,553)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(158,986)

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	June 30, 2016	Year ended
	(unaudited)	December 31, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$34,567	$(53,283)
Net realized gain (loss) on investments	(236,184)	35,340
Net increase (decrease) in unrealized appreciation (depreciation) of investments	42,631	(547,123)

Increase (decrease) in net assets from operations	(158,986)	(565,066)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	597,566	11,354,919
ClassA	–	48,809
Shares redeemed
Institutional Class	(1,259,609)	(15,430,653)
ClassA	(1,743)	(24,581)

Increase (decrease) in net assets from capital stock transactions	(663,786)	(4,051,506)

NET ASSETS
Increase (decrease) during period	(822,772)	(4,616,572)
Beginning of period	4,766,777	9,383,349

End of period (including undistributed net investment income (loss) of $34,567 and $–, respectively)	$3,944,005	$4,766,777

* Commencement of operations

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	Six months
	Ended			February 10, 2014*
	June 30, 2016		Year ended	through
	(unaudited)		December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.82		$10.25	$10.00

Investment activities
Net investment income (loss)(1)	0.08		(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.37)	0.29

Total from investment activities	(0.22)		(0.43)	0.25

Net asset value, end of period	$9.60		$9.82	$10.25

Total Return	(2.24%	)**	(4.20% )	2.50%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	6.34%	***	3.18%	3.20%	***
Expenses, net of fee waivers and reimbursements	1.25%	***	1.25%	1.25%	***
Net investment income (loss)	1.73%	***	(0.52% )	(0.41%	)***
Portfolio turnover rate	116.85%	**	202.83%	191.14%	**
Net assets, end of period (000’s)	$3,918		$4,739	$9,377

(1) Per share amounts calculated using the average share method.
* Commencement of operations
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A

	Six months
	Ended			September 5, 2014*
	June 30, 2016		Year ended	through
	(unaudited)		December 31, 2015	December 31, 2014

Net asset value, beginning of period	$9.79		$10.24	$10.01

Investment activities
Net investment income (loss)(1)	0.07		(0.08)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.30)		(0.37)	0.25

Total from investment activities	(0.23)		(0.45)	0.23

Net asset value, end of period	$9.56		$9.79	$10.24

Total Return(2)	(2.35%	)**	(4.39% )	2.30%	**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	6.59%	***	3.43%	3.45%	***
Expenses, net of fee waivers and reimbursements	1.50%	***	1.50%	1.50%	***
Net investment income (loss)	1.46%	***	(0.78% )	(0.66%	)***
Portfolio turnover rate	116.85%	**	202.83%	191.14%	**
Net assets, end of period (000’s)	$26		$28	$6

(1) Per share amounts calculated using the average share method.
(2) Total return does not reflect applicable sales loads.
* Commencement of operations
** Not annualized
*** Annualized

See Notes to Financial Statements

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2016 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The B. Riley Diversified Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations February 10, 2014 as a series of WFT.

As of June 30, 2016, the Fund offered three classes of shares, Institutional Class, Class A and Investor Class. As of June 30, 2016, there were no Investor Class shares outstanding.

The objective of the Fund is to seek to achieve capital appreciation.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stock	$3,887,884	$–	$–	$3,887,884
Money Market	1,649	–	–	1,649

	$3,889,533	$–	$–	$3,889,533

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended June 30, 2016. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended June 30, 2016.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year (2014) and 2015 and expected to be taken in the Fund’s 2015 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended June 30, 2016, there were no such reclassifications.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

Class Net Asset Value and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Advisor” or “B. Riley”) provides investment advisory services for an annual fee of 1.25% of average daily net assets. For the six months ended June 30, 2016, the Advisor earned and waived $25,270 in advisory fees and reimbursed the Fund $77,584.

In the interest of limiting the operating expenses of the Fund, B. Riley has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. The Advisor may not terminate this expense limitation agreement prior to April 30, 2017. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amount of recoverable reimbursements as of June 30, 2016 was $456,772 and expires as follows:

December 31, 2017	$159,056
December 31, 2018	194,862
December 31, 2019	102,854

$456,772

Subject to policies established by the Board, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. The Advisor typically executes the Fund’s portfolio transactions through its affiliated broker-dealer, B. Riley & Co., LLC, on an agency basis; while principal trades on behalf of the Fund

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the brokerdealer, clearance procedures, wire service quotations, statistical information, market and economic analysis provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable process and commission rates that are reasonable in relation to the benefits received. Under the 1940 Act, persons affiliated with an affiliate of the Advisor (such B. Riley & Co., LLC) are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, B. Riley & Co., LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, B. Riley & Co., LLC may serve as broker in the Fund’s over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connections with such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended June 30, 2016, B. Riley & Co., LLC received brokerage commissions of $8,607 and the total value of transactions generating brokerage commissions was $9,917,017.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the six months ended June 30, 2016, FDCC received no commissions from the sale of Fund shares. The Fund’s Class A shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act providing for the payment of distribution and service fees to the Distributor of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares. For the six months ended June 30, 2016, there was $32 of Class A 12b-1 expenses incurred.

Commonwealth Fund Services, Inc. (“CFSI”), acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFSI provides shareholder, recordkeeping, administrative and blue-sky filing services and earned $14,918 for its services for the six months ended June 30, 2016. As the Fund’s transfer agent and dividend disbursing agent, CFSI earned $9,143 for its services for the six months ended June 30, 2016. As pricing agent, CFSI earned $12,432 for its accounting services for the six months ended June 30, 2016.

Certain officers of the Trust are also officers and/or directors of FDCC and CFSI. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as officers of the Trust.

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2016 aggregated $4,769,122 and $5,147,895, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

There were no distributions paid during the six months ended June 30, 2016, or the year ended December 31, 2015.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Six months
ended
June 30, 2016
(unaudited)

Accumulated net investment income	$34,567
Accumulated net realized gain (loss)	(987,413)
Unrealized appreciation (depreciation)	226,416

$(726,430)

As of December, 31, 2015, the Fund has a capital loss carryforward of $425,996 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $425,996 may be carried forward indefinitely and $178,668 is considered short-term and $247,328 is considered long-term.

Cost of securities for Federal Income tax purposes is $3,659,819 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$381,073
Gross unrealized depreciation	(154,657)

Net unrealized appreciation (depreciation)	$226,416

B. RILEY DIVERSIFIED EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
June 30, 2016 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Institutional Class Shares		Class A Shares
	Six months ended		Six months ended
	June 30, 2016		June 30, 2016
	(unaudited)		(unaudited)

	Shares	Value	Shares	Value

Shares purchased	66,144	$597,566	–	$–
Shares reinvested	–	–	–	–
Shares redeemed	(140,326)	(1,259,609)	(177)	(1,743)

Net increase (decrease)	(74,182)	$(662,043)	(177)	$(1,743)

	Institutional Class Shares		Class A Shares
	Year ended		Year ended
	December 31, 2015		December 31, 2015

	Shares	Value	Shares	Value

Shares purchased	1,028,917	$11,354,919	4,619	$48,809
Shares reinvested	–	–	–	–
Shares redeemed	(1,461,508)	(15,430,653)	(2,338)	(24,581)

Net increase (decrease)	(432,591)	$(4,075,734)	2,281	$24,228

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust” ) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISORY CONTRACT RENEWAL

At a meeting held on April 21, 2016, the Board of Trustees (the “Board”) considered the approval of the Investment Advisory Agreement (“Advisory Agreement”) between the Trust and B. Riley Asset Management, a division of B. Riley Capital Management, LLC (the “Adviser”, solely for purposes of this disclosure item) with respect to the B. Riley Diversified Equity Fund (the “B. Riley Fund”).

Counsel reviewed with the Board the memorandum from Counsel dated April 5, 2016, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the B. Riley Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the B. Riley Fund; (iv) the extent to which economies of scale would be realized if the B. Riley Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the B. Riley Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting such as

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WORLD FUNDS TRUST (The “Trust” ) (unaudited)

information regarding the expense limitation agreement and the manner in which the B. Riley Fund was managed. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the B. Riley Fund and its shareholders; (ii) quarterly assessments of the investment performance of the B. Riley Fund; (iii) commentary on the reasons for the performance; (iv) presentations by B. Riley Fund management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the B. Riley Fund; (v) compliance reports concerning the B. Riley Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV (Part 1 and 2A) of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the B. Riley Fund, information on investment advice, performance, summaries of B. Riley Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the B. Riley Fund; (iii) the anticipated effect of size on the B. Riley Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the B. Riley Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the B. Riley Fund including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the B. Riley Fund’s investment objectives and limitations; and the anticipated efforts to promote the B. Riley Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the B. Riley Fund.

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WORLD FUNDS TRUST (The “Trust” ) (unaudited)

Investment Performance of the B. Riley Fund and the Adviser.

The Trustees reviewed performance information for various periods ended February 29, 2016. The Trustees noted that for the most recent month end the B. Riley Fund outperformed its Small Blend category average. The Trustees noted that for the 12-month period the B. Riley Fund slightly outperformed its Small Blend category average; the Trustees also noted that the B. Riley Fund slightly outperformed its category for more recent shorter term periods (i.e., latest month and year-to-date performance). The Board also considered month-end and calendar quarter-end data as of March 31, 2016 and noted that the month-end data for that period was exceptionally strong and the quarter-end data was strong also. The Trustees also considered the performance information of the B. Riley Diversified Equity Composite (the “Composite”) derived from the Adviser’s affiliated research group’s “Buy” rated securities list for various periods. The Trustees noted the Adviser’s views that even though the Composite and the B. Riley Fund have very similar investment strategies there is divergence between their respective performance returns attributable primarily to differences in asset levels, inception dates, initial investment strategies and fee structures. The Board considered the Adviser’s explanations around each of these differences and considered them to be acceptable reasons for the differences in performance of the Composite relative to that of the B. Riley Fund. The Board noted the Adviser’s view that as the B. Riley Fund and the Composite become more seasoned, it would be expected that their respective portfolios and performance will more closely mirror one another noting however that given the differences in fee structure and asset size differences, it is expected that there will always be some performance and portfolio differences. Based on these considerations, the Board concluded that the performance of the Fund was satisfactory.

The costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the B. Riley Fund.

In considering the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the B. Riley Fund, the Trustees considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and its parent and the level of commitment to the B. Riley Fund by the Adviser and its principals, including a letter of support from the Adviser’s parent company; the asset levels of the B. Riley Fund; and the overall expenses of the B. Riley Fund. The Trustees considered the fees and expenses of the B. Riley Fund compared to those in the Small Blend category of Morningstar. It was noted that the management fee for the B. Riley Fund was among the highest in its category, but that the value of the research accessible to the Adviser from its affiliate and the advisory services provided by the Adviser provided good value to the B. Riley Fund’s shareholders. The Trustees noted that the B. Riley Fund’s overall expense ratio, after taking into account the effect of an expense limitation arrangement, was slightly above its category average for the Class A (load waived) and slightly below the average for the Institutional Shares – they noted that the difference was solely attributable to the 12b-1 fee of the Class A shares. The Board expressed the view that

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WORLD FUNDS TRUST (The “Trust” ) (unaudited)

the B. Riley Fund was still relatively new having only been operating for a little over two years. The Board expressed the view that there would likely be a positive effect on gross expenses of the Fund if assets were to grow. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the B. Riley Fund were fair and reasonable in light of the circumstances.

The extent to which economies of scale would be realized as the B. Riley Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the B. Riley Fund’s investors.

In this regard, the Board considered the B. Riley Fund’s fee arrangements with the Adviser. The Trustees noted that the management fee would stay the same as asset levels increased. It was noted, however, that the Adviser has an expense limitation agreement with the Fund that would limit total annual operating expense of the B. Riley Fund, with certain exceptions, to 1.25% through April 30, 2017. The Trustees noted that this arrangement would allow shareholders of the B. Riley Fund to realize benefits similar to those intended to be experienced as a result of breakpoints in an advisory fee although shareholders would not have to wait for assets to grow significantly to realize such benefits as a result of the expense limitation agreement. The Trustees noted the intent expressed by representatives of the Adviser to keep the expense limitation arrangement in place for the foreseeable future. The Trustees also noted that the B. Riley Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser. Following further discussion of the B. Riley Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the B. Riley Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the B. Riley Fund; the basis for soft dollar payments with broker/dealers; the basis of decisions to buy or sell securities for the B. Riley Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees noted that the Adviser has an affiliated broker/dealer and that it executes B. Riley Fund trades through the broker/dealer. The Trustees considered the administration of the Trust’s procedures that it had in place for ensuring compliance with applicable rules and regulations governing the use of affiliated brokers to effect portfolio transactions, and the Adviser’s procedures for governing the relationship with the Fund, including those that were in place to ensure compliance with other applicable securities laws and regulations. The Trustees considered rates of commissions paid by the B. Riley Fund to the affiliate broker/dealer. The Trustees considered that the rates of commissions paid by the B. Riley Fund were low. The Trustees noted that the B. Riley Fund may benefit from the fact that the Adviser is part of a larger organization. The Trustees

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WORLD FUNDS TRUST (The “Trust” ) (unaudited)

also noted that the Adviser may generate soft dollars through trading with its affiliated broker/dealer. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for another one-year term.

B. RILEY DIVERSIFIED EQUITY FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur Two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2016, and held for the six months ended June 30, 2016.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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FUND EXPENSES (unaudited)

Institutional Class Shares	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During six months January 1, 2016 through June 30, 2016
Actual	$1,000	$ 977.60	$6.15
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.27

Class A Shares	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During six months January 1, 2016 through June 30, 2016
Actual	$1,000	$ 976.51	$7.37
Hypothetical (5% return before expenses)	$1,000	$1,017.50	$7.52

* Expenses are equal to the Fund’s annualized expense ratio of 1.25% for Institutional Class and 1.50% for Class A, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:
B. Riley Asset Management, A division of B. Riley Capital Management, LLC
11100 Santa Monica Blvd., Suite 800
Los Angeles, California 90025

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Service at (800) 673-0550 Toll Free.

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: September 2, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: September 2, 2016

* Print the name and title of each signing officer under his or her signature.